Investment Objectives and Goals	Oct. 31, 2025
Mast Managed Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – MAST MANAGED FUTURES STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mast Managed Futures Strategy Fund (the “Fund”) seeks to achieve positive absolute returns that have a low correlation to the returns of broad stock and bond markets.
Mast Multialternative Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – MAST MULTIALTERNATIVE STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mast Multialternative Strategy Fund (the “Fund”) seeks positive absolute returns.